Concentrations of Risk (Tables)	12 Months Ended
Mar. 31, 2025
Risks [Abstract]
Schedule of Customer Concentrations Risk	Customers accounting for 10% or more of the Company’s revenue were as follows:
	March 31,
	2025		2024		2023
Customer A	N/A	*	N/A	*	25.6%
Customer B	N/A	*	N/A	*	25.2%
Customer C	N/A	*	N/A	*	23.4%
Customer D	N/A	*	28.2%		N/A	*
Customer E	N/A	*	25.2%		N/A	*
Customer F	N/A	*	18.9%		N/A	*
Customer J	30.8%		N/A	*	N/A	*

*	Revenue from these customers is individually less than 10% of the total revenue of the Company for the respective year.

As of March 31, 2025, 2024 and 2023, there were two, four and one customers each with accounts receivable accounting for 10% or more of the Company’s total accounts receivable, respectively. The details are as follows:

	March 31,
	2025		2024	2023
Customer B	N/A	*	N/A *	95.4%
Customer D	N/A	*	47.7%	N/A	*
Customer G	N/A	*	16.1%	N/A	*
Customer H	N/A	*	16.1%	N/A	*
Customer I	N/A	*	16.1%	N/A	*
Customer J	59.7%		N/A *	N/A	*
Customer K	19.9%		N/A *	N/A	*

*	Accounts receivable from these customers is individually less than 10% of the total accounts receivable of the Company for the respective year.